Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Entity File Number	001-41794
Entity Registrant Name	ARIS MINING CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	Suite 2400 - 1021 West Hastings St.
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 0C3
City Area Code	604
Local Phone Number	417-2574
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ARMN
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	171,034,256
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Central Index Key	0001964504
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation